Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Customer A [Member]
Concentration risk percentage	10.00%	13.00%	16.00%
Major Customer B [Member]
Concentration risk percentage	9.00%	18.00%	20.00%
Major Customer C [Member]
Concentration risk percentage	5.00%	7.00%	12.00%
Major Customer D [Member]
Concentration risk percentage	6.00%	8.00%	12.00%
Major Customer E [Member]
Concentration risk percentage	12.00%	8.00%	5.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	42.00%	54.00%	65.00%